CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME - DOLLAR THRIFTY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Additional Capital	Accumulated Deficit	Dollar Thrifty Automotive Group Inc.	Dollar Thrifty Automotive Group Inc. Common Stock $.01 Par Value	Dollar Thrifty Automotive Group Inc. Additional Capital	Dollar Thrifty Automotive Group Inc. Accumulated Deficit	Dollar Thrifty Automotive Group Inc. Accumulated Other Comprehensive Income (Loss)	Dollar Thrifty Automotive Group Inc. Treasury Stock	Dollar Thrifty Automotive Group Inc. Comprehensive Income
Balance at Dec. 31, 2008				$ 208,420	$ 280	$ 803,304	$ (338,207)	$ (29,388)	$ (227,569)
Balance (in shares) at Dec. 31, 2008					28,039,658				(6,414,906)
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for director compensation				532	1	531
Issuance of common shares for director compensation (in shares)					49,995
Tax benefit of stock option transactions				1,281		1,281
Stock option transactions				2,290	1	2,289
Stock option transactions (in shares)					136,500
Share-based payment plans				4,698		4,698
Issuance of common stock in settlement of vested performance shares				1	1
Issuance of common stock in settlement of vested performance shares (in shares)					64,190
Issuance of common stock in settlement of vested restricted stock (in shares)					48,508
Public stock offering, net of fees				120,656	66	120,590
Public stock offering, net of fees (in shares)					6,612,500
Comprehensive income:
Net Income (loss)				45,022			45,022			45,022
Interest rate swap				8,662				8,662		8,662
Foreign currency translation				2,352				2,352		2,352
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				56,036						56,036
Balance at Dec. 31, 2009				393,914	349	932,693	(293,185)	(18,374)
Balance (in shares) at Dec. 31, 2009					34,951,351
Comprehensive income:
Net Income (loss)				27,292
Balance at Mar. 31, 2010
Balance at Dec. 31, 2009				393,914	349	932,693	(293,185)	(18,374)	(227,569)
Balance (in shares) at Dec. 31, 2009					34,951,351				(6,414,906)
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for director compensation	1,425
Tax benefit of stock option transactions	(258)			381		381
Stock option transactions				2,987	2	2,985
Stock option transactions (in shares)					172,733
Share-based payment plans	36,560			4,785		4,785
Issuance of common stock in settlement of vested performance shares				(382)					(382)
Issuance of common stock in settlement of vested performance shares (in shares)					35,910				(11,818)
Issuance of common stock in settlement of vested restricted stock				(339)	1				(340)
Issuance of common stock in settlement of vested restricted stock (in shares)					37,173				(6,991)
Comprehensive income:
Net Income (loss)	(18,383)			131,216			131,216			131,216
Interest rate swap				5,543				5,543		5,543
Foreign currency translation				502				502		502
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	22,771			137,261						137,261
Balance at Dec. 31, 2010				538,607	352	940,844	(161,969)	(12,329)	(228,291)
Balance (in shares) at Dec. 31, 2010				28,763,452	35,197,167				(6,433,715)
Balance at Sep. 30, 2010
Comprehensive income:
Net Income (loss)				12,496
Balance at Dec. 31, 2010				538,607
Balance (in shares) at Dec. 31, 2010				28,763,452
Comprehensive income:
Net Income (loss)	(123,000)			16,523
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010				538,607
Balance (in shares) at Dec. 31, 2010				28,763,452
Comprehensive income:
Net Income (loss)				125,649
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				127,358
Balance at Sep. 30, 2011
Balance at Dec. 31, 2010				538,607	352	940,844	(161,969)	(12,329)	(228,291)
Balance (in shares) at Dec. 31, 2010				28,763,452	35,197,167				(6,433,715)
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for director compensation	1,592
Stock option transactions				4,772	7	4,765
Stock option transactions (in shares)					672,394
Share-based payment plans	31,093			3,234		3,234
Issuance of common stock in settlement of vested performance shares				(2,745)	2				(2,747)
Issuance of common stock in settlement of vested performance shares (in shares)					145,428				(52,388)
Issuance of common stock in settlement of vested restricted stock				(458)					(458)
Issuance of common stock in settlement of vested restricted stock (in shares)					33,617				(5,616)
Forward stock repurchase agreement				(100,000)		(100,000)
Comprehensive income:
Net Income (loss)	210,489			159,550			159,550			159,550
Interest rate swap				10,259				10,259		10,259
Foreign currency translation				(5,547)				(5,547)		(5,547)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	144,252			164,262						164,262
Balance at Dec. 31, 2011	2,628,835			607,672	361	848,843	(2,419)	(7,617)	(231,496)
Balance (in shares) at Dec. 31, 2011	100			29,556,887	36,048,606				(6,491,719)
Balance at Sep. 30, 2011
Comprehensive income:
Net Income (loss)	58,800			33,901
Balance at Dec. 31, 2011	2,628,835			607,672
Balance (in shares) at Dec. 31, 2011	100			29,556,887
Comprehensive income:
Net Income (loss)				145,298
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				159,277
Balance at Sep. 30, 2012				744,241
Balance (in shares) at Sep. 30, 2012				28,058,117
Balance at Jun. 30, 2012
Comprehensive income:
Net Income (loss)	251,300			55,500
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				60,667
Balance at Sep. 30, 2012				$ 744,241
Balance (in shares) at Sep. 30, 2012				28,058,117